Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash	$ 900	$ 945
Cash equivalents	4,022	2,586
Cash and cash equivalents, Total	$ 4,922	$ 3,531	$ 7,565	$ 11,271	$ 7,584
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months